Cover Page	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	ERJ
Entity Registrant Name	EMBRAER S.A.
Entity Central Index Key	0001355444
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-15102
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Avenida Dra. Ruth Cardoso
Entity Address, Address Line Two	8501, 30th floor
Entity Address, City or Town	Sao Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	05425-070
Entity Common Stock, Shares Outstanding	736,078,625
Title of 12(b) Security	Common shares, without par value
Security Exchange Name	NYSE